Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Summary of Basic and Diluted Earnings Per Share

	2020	2019	2018
Numerator:
Profit attributable to owners of the Company	4,237,086	3,246,487	2,021,065
Denominator:
Weighted average number of shares (*)	2,183,106,193	2,183,922,483	2,184,750,233
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	1.94	1.49	0.93

(*)Refer to Note 26 - Treasury shares

Numerator:
Profit from continuing operations attributable to owners of the Company	4,237,086	2,474,051	2,021,065
Denominator:
Weighted average number of shares (*)	2,183,106,193	2,183,922,483	2,184,750,233
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	1.94	1.14	0.93

(*)Refer to Note 26 – Treasury shares

Numerator:
Profit from discontinuing operations attributable to owners of the Company	—	772,436	—
Denominator:
Weighted average number of shares (*)	2,183,106,193	2,183,922,483	2,184,750,233
Basic and diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	—	0.35	—

(*)Refer to Note 26 - Treasury shares